The Berkshire Funds
475 Milan Drive, Suite #103
San Jose, CA 95134


June 13, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Berkshire Funds (the "Registrant")
     File Nos. 333-21089 and 811-08043


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective
Amendment  No.  9,  which was filed with the Commission on April 30, 2002, and
(ii) that Post-Effective Amendment No. 9 has been filed electronically with the Commission.


Very truly yours,

/s/ Malcolm R. Fobes III
-------------------------
    Malcolm R. Fobes III
    President